Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 04, 2025	Feb. 06, 2025	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Subsequent Events [Line Items]
Exercised warrants
Shares of common stock				46,961
Issued shares value (in Dollars)			$ 11,130	$ 11,075	$ 8,860
Subsequent Event [Member]
Subsequent Events [Line Items]
Issued shares	3,500
Issued shares value (in Dollars)	$ 24,360
Subsequent Event [Member] | Consultant [Member]
Subsequent Events [Line Items]
Issued shares		5,000
Issued shares value (in Dollars)		$ 39,050
Warrant [Member]
Subsequent Events [Line Items]
Exercised warrants				58,333